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FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 July, 2008
Payment Date                                                                                                       8/15/2008
Transaction Month                                                                                                          3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $23,935,882.89

PRINCIPAL:
 Principal Collections                                                                                       $135,198,604.10
 Prepayments in Full                                                                                          $57,501,332.71
 Liquidation Proceeds                                                                                          $1,889,115.61
 Recoveries                                                                                                          $787.20
                                                                                                                     -------
   SUB TOTAL                                                                                                 $194,589,839.62
                                                                                                             ---------------
COLLECTIONS                                                                                                  $218,525,722.51

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,084,301.68
 Purchase Amounts Related to Interest                                                                              $6,506.95
                                                                                                                   ---------
   SUB TOTAL                                                                                                  $1,090,808.63

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $219,616,531.14

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                July, 2008
Payment Date                                                                                                      8/15/2008
Transaction Month                                                                                                         3

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $219,616,531.14
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $219,616,531.14
Servicing Fee                                     $4,866,493.26    $4,866,493.26       $0.00       $0.00    $214,750,037.88
Net Swap Payment - Class A-2b                       $253,641.67      $253,641.67       $0.00       $0.00    $214,496,396.21
Net Swap Payment - Class A-3                        $752,438.75      $752,438.75       $0.00       $0.00    $213,743,957.46
Net Swap Payment - Class A-4b                       $207,437.50      $207,437.50       $0.00       $0.00    $213,536,519.96
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $213,536,519.96
Interest - Class A-1 Notes                        $2,344,294.89    $2,344,294.89       $0.00       $0.00    $211,192,225.07
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $209,952,225.07
Interest - Class A-2b Notes                       $3,816,358.33    $3,816,358.33       $0.00       $0.00    $206,135,866.74
Interest - Class A-3 Notes                        $5,282,232.08    $5,282,232.08       $0.00       $0.00    $200,853,634.66
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $199,303,054.66
Interest - Class A-4b Notes                       $1,086,937.50    $1,086,937.50       $0.00       $0.00    $198,216,117.16
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $198,216,117.16
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $197,363,973.83
Second Priority Principal Payment                $15,511,086.74   $15,511,086.74       $0.00       $0.00    $181,852,887.09
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $181,190,540.42
Third Priority Principal Payment                $112,900,000.00  $112,900,000.00       $0.00       $0.00     $68,290,540.42
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00     $67,491,772.92
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $67,491,772.92
Regular Principal Payment                       $852,212,417.10   $67,491,772.92       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $219,616,531.14

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment      $15,511,086.74
                                                                      Third Priority Principal Payment      $112,900,000.00
                                                                      Regular Principal Payment              $67,491,772.92
                                                                                                             --------------
                                                                      TOTAL                                 $195,902,859.66

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $195,902,859.66         $139.93   $2,344,294.89            $1.67  $198,247,154.55            $141.61
Class A-2a Notes                 $0.00           $0.00   $1,240,000.00            $3.10    $1,240,000.00              $3.10
Class A-2b Notes                 $0.00           $0.00   $3,816,358.33            $2.89    $3,816,358.33              $2.89
Class A-3 Notes                  $0.00           $0.00   $5,282,232.08            $3.34    $5,282,232.08              $3.34
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00   $1,086,937.50            $3.62    $1,086,937.50              $3.62
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $195,902,859.66                  $17,633,660.30                   $213,536,519.96

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July, 2008
Payment Date                                                                                                              8/15/2008
Transaction Month                                                                                                                 3

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $980,623,503.84             0.7004454     $784,720,644.18             0.5605147
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $5,338,323,503.84             0.9271625   $5,142,420,644.18             0.8931380

POOL INFORMATION
 Weighted Average APR                                                              4.911%                                    4.901%
 Weighted Average Remaining Term                                                    51.38                                     50.68
 Number of Receivables Outstanding                                                323,371                                   314,599
 Pool Balance                                                           $5,839,791,911.62                         $5,642,737,137.43
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $5,273,297,875.95                         $5,097,012,417.10
 Pool Factor                                                                    0.9337415                                 0.9022338

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $56,427,371.37
Yield Supplement Overcollateralization Amount                                                                       $545,724,720.33
Targeted Overcollateralization Amount                                                                               $570,881,166.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $500,316,493.25

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             July, 2008
Payment Date                                                                                                   8/15/2008
Transaction Month                                                                                                      3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      904     $1,381,075.20
(Recoveries)                                                                                         3           $787.20
                                                                                                                 -------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,380,288.00
Cumulative Net Losses Last Collection                                                                        $545,513.51
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $1,925,801.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.28%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT

31-60 Days Delinquent                                                       0.93%               2,600     $52,694,387.10
61-90 Days Delinquent                                                       0.10%                 256      $5,824,907.31
91-120 Days Delinquent                                                      0.03%                  54      $1,490,671.11
Over 120 Days Delinquent                                                    0.00%                   1         $31,529.71
                                                                            -----                   -         ----------
TOTAL DELINQUENT RECEIVABLES                                                1.06%               2,911     $60,041,495.23

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       259      $5,719,398.45
Total Repossesed Inventory                                                                        297      $7,485,154.70

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0028%
Preceding Collection Period                                                                                      0.1073%
Current Collection Period                                                                                        0.2885%
Three Month Average                                                                                              0.1329%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0021%
Preceding Collection Period                                                                                      0.0770%
Current Collection Period                                                                                        0.0989%
Three Month Average                                                                                              0.0593%